SCHEDULE OF ESTIMATED USEFUL LIFE (Details)	Mar. 31, 2026
Leasehold Improvements [Member]
Property, Plant, and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Estimated useful lives
Furniture and Fixtures [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	5 years
Office Equipment [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	5 years
Moulds [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	5 years
Plant and Machinery [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	5 years
Plant and Machinery [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	15 years